The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Emerging Markets Equity Fund
UBS Emerging Markets Debt Fund

Prospectus Supplement

July 16, 2012

Dear Investor,

The purpose of this supplement is to inform you that all information relating to the UBS Emerging Markets Debt Fund series of The UBS Funds (the “Trust”) contained in the Prospectus for the above-listed series of the Trust dated October 28, 2011 has been superseded by the information contained in the new Prospectus for the UBS Emerging Markets Debt Fund dated July 16, 2012. Therefore, all information in the Prospectus dated October 28, 2011 relating to the UBS Emerging Markets Debt Fund is deleted.  The information contained in the Prospectus dated October 28, 2011 relating to the UBS Emerging Markets Equity Fund remains unchanged.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	SAI Supplement

The UBS Funds
UBS Emerging Markets Equity Fund
UBS Emerging Markets Debt Fund

Supplement to the Statement of Additional Information

July 16, 2012

Dear Investor,

The purpose of this supplement is to inform you that all information relating to the UBS Emerging Markets Debt Fund series of The UBS Funds (the “Trust”) contained in the Statement of Additional Information (“SAI”) for the above-listed series of the Trust dated October 28, 2011 has been superseded by the information contained in the new SAI for the UBS Emerging Markets Debt Fund dated July 16, 2012.  Therefore, all information in the SAI dated October 28, 2011 relating to the UBS Emerging Markets Debt Fund is deleted.  The information contained in the SAI dated October 28, 2011 relating to the UBS Emerging Markets Equity Fund remains unchanged.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.